Expense Example, No Redemption - Federated Hermes Government Income Securities Inc	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	F 1 Year	F 3 Years	F 5 Years	F 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	574	835	1,116	1,915	205	634	1,088	2,155	228	499	790	1,619	104	325	563	1,248